AngloGold Limited Share Incentive Scheme and Plans	12 Months Ended
Dec. 31, 2010
Disclosure Of Compensation Related Costs Share Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]

Employee share incentive scheme

At a general meeting held on June 4, 1998, shareholders approved the introduction of the AngloGold Limited Share Incentive Scheme (“Share Incentive Scheme”) for the purpose of providing an incentive to executive directors and senior employees of the Company and its subsidiaries to identify themselves more closely with the fortunes of the Company and also to promote the retention of such employees by giving them an opportunity to acquire shares in the Company. Employees participate in the scheme to the extent that they are granted options and accept them.

At a general meeting held on April 30, 2002, it was approved that the rules of the Share Incentive Scheme be amended to provide for the exercise of options to be based on conditions, related to the performance of the Company, as determined by the directors and which will be objective and specified. An employee would only be able to exercise his options after the date upon which he has received written notification from the directors that the previously specified performance conditions have been fulfilled or waived. The options granted prior to May 1, 2002 remained subject to the conditions under which they were granted. Although there are no automatically convertible unsecured debentures currently in issue under the rules of the Share Incentive Scheme, consequential amendments were approved to the rules of the scheme which effectively made the conversion of debentures subject to the same terms as the exercise of options.

At the annual general meeting held on May 7, 2010, shareholders authorized that 17,000,000 shares may be allocated for the purposes of the scheme. Prior to this authorization, the maximum number of shares attributable to the scheme was 2.75 percent of the total number of ordinary shares in issue at any time. The maximum aggregate number of shares which may be acquired by any one participant in the scheme is 5 percent of the shares attributable to the scheme or 850,000 ordinary shares per employee could be issued in aggregate (2009: 498,080).

Ordinary shares issued in terms of the Share Incentive Scheme shall, subject to the provisions of the Share Incentive Scheme, rank pari passu with issued shares in all respects, including participation in dividends.

Non-executive directors are not eligible for participation in the Share Incentive Scheme.

Total plan employee costs

On December 31, 2010, the Company had six stock based compensation plans which are described below.

Total compensation cost charged against income for these plans were as follows:

	2010	2009	2008
	$	$	$
Compensation cost recognized	59	41	40

At the year end, the unallocated balance of shares subject to the Share Incentive Scheme amounted to 11,398,904 (2009: 5,501,005).

Options

An option may only be granted to an employee to purchase a certain number of shares, specified by the directors, at the option price payable in accordance with the rules of the Share Incentive Scheme.

The Share Incentive Scheme provides for the granting of options based on two separate criteria:

  Time related options

Time related options may be exercised over a five year period from date of grant, and may be exercised in tranches of 20 percent each in years 2, 3 and 4 and 40 percent in year five.

No further options will be granted under this plan which will terminate on February 1, 2012, being the date on which the last options granted under this plan, may be exercised or will expire.

Resulting from the rights offer made to ordinary shareholders, which was finalized during July 2008, additional options were awarded to existing option holders in terms of the anti-dilution provision of the original grant. As the employees did not receive any benefit in excess of the original grant value, no additional compensation cost was recognized. Approximately one option was awarded for every four held at an exercise price of R194.

A summary of time related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	28	146
Exercised	(27)	145

Outstanding at December 31, 2010	1	194

Exercisable at December 31, 2010	1	194

	A summary of the salient features of the time related options is presented below:

		2010		2009	2008

	Total intrinsic value of options outstanding at period end (R millions)	-	(1)	5	13
	Intrinsic value of options exercised (R millions)	5		15	15
	Weighted average remaining contractual term (years)	1		1	2

(1)	Less than R1 million.

There was no income statement charge for 2010, 2009 and 2008, as the total compensation cost was expensed up to date of vesting in 2007.

  Performance related options

Performance related options granted vest in full, three years after date of grant, provided that the conditions on which the options were granted, namely related to the performance of the Company (growth in an adjusted earnings per share) as determined by the directors, are met. If the performance conditions are not met at the end of the first three year period, then performance is re-tested each year over the ten year life of the option on a rolling three year basis. Options are normally exercisable, subject to satisfaction of the performance conditions, between three and ten years from date of grant.

The performance related options' compensation expense is fixed at grant date and recorded when it is probable that the performance criteria will be met.

Resulting from the rights offer made to ordinary shareholders, which was finalized during July 2008, additional options were awarded to existing option holders in terms of the anti-dilution provision of the original grant. As the employees did not receive any benefit in excess of the original grant value, no additional compensation cost was recognized. Approximately one option was awarded for every four held at an exercise price of R194.

No further performance related options will be granted and all options granted hereunder will terminate on November 1, 2014, being the date on which the last options granted under these criteria may be exercised or will expire.

A summary of performance related options showing movement from the beginning of the year to the end of the year, is presented below:
		Weighted-
		average
		exercise
	Options	price
	(000)	R
Outstanding at January 1, 2010	640	241
Exercised	(244)	240
Forfeited (terminations)	(4)	288

Outstanding at December 31, 2010	392	242

Exercisable at December 31, 2010	392	242

A summary of the salient features of the perfomance related options is presented below:

	2010	2009	2008

Total intrinsic value of options outstanding at period end (R millions)	33	42	18
Intrinsic value of options exercised (R millions)	17	49	3
Weighted average remaining contractual term (years)	3	4	5

All options which have not been exercised within ten years from the date on which they were granted automatically expire.

There was no income statement charge for 2010, 2009 and 2008, as the total compensation cost was expensed up to date of vesting in 2007.

During 2010, a total of 271,162 common shares were issued under the share incentive scheme in terms of time-based and performance awards.

As at December 31, 2010, there was no unrecognized compensation cost related to unvested stock options.

The weighted average of all options outstanding as at December 31, 2010, is as follows:

Range of exercise prices R	Quantity of options within range (000)		Weighted average exercise price R	Weighted average contractual life Years
144 – 211	62		194	2.8
212 – 300	331		251	1.3
	393	(1)	242	1.4

(1)Represents a total of 641 time related options and 391,932 performance related options outstanding.

No options expired during the year ended December 31, 2010.

Since December 31, 2010 to and including April 30, 2011, 24,822 options (granted in respect of time and performance related options) have been exercised.

Bonus Share Plan (“BSP”) and Long-Term Incentive Plan (“LTIP”)

At the annual general meeting held on April 29, 2005, shareholders approved the introduction of the BSP and LTIP and the discontinuation of the previous share incentive scheme. Options granted under the previous share incentive scheme will remain subject to the conditions under which they were originally granted.

Bonus Share Plan (“BSP”)

The BSP is intended to provide effective incentives to eligible employees. An eligible employee is one who devotes substantially the whole of his working time to the business of the Company, any subsidiary of the Company or a company under the control of AngloGold Ashanti. An award in terms of the BSP may be made at any date at the discretion of the board, the only vesting condition being three years' service for awards granted prior to 2008. For all BSP awards granted from 2008, 40 percent will vest after one year and the remaining 60 percent will vest after two years. An additional 20 percent of the original award will be granted to employees if the full award remains unexercised after three years. The board is required to determine a BSP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

During 2010 a total of 468,327 common shares were issued in terms of the BSP rules.

During 2008, additional BSP awards were made to all scheme participants as a result of the rights offer to ordinary shareholders. The award was made in terms of the anti-dilution provision of the original grant. Employees did not receive any benefit in excess of the original grant value and no additional compensation cost was recognized.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (R per share)	280.90	293.99	267.05	322.00
Vesting date (100%)	-	-	-	January 1, 2010
Vesting date (40%)	February 24, 2011	February 18, 2010	January 1, 2009	-
Vesting date (60%)	February 24, 2012	February 18, 2011	January 1, 2010	-
Vesting date (conditional 20%)	February 24, 2013	February 18, 2012	January 1, 2011	-
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,296
Granted	812
Exercised	(468)
Forfeited (terminations)	(88)
Outstanding at December 31, 2010	1,552
Exercisable at December 31, 2010	451

BSP awards are issued with no exercise price.

A summary of the salient features of the BSP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	508	397	238
Intrinsic value of awards exercised (R millions)	146	75	28
Weighted average remaining contractual term (years)	7	7	8

Long-Term Incentive Plan (“LTIP”)

The LTIP is an equity settled share-based payment arrangement, intended to provide effective incentives for executives to earn shares in the Company based on the achievement of stretched Company performance conditions. Participation in the LTIP will be offered to executive directors, executive officers/management and selected members of senior management. An award in terms of the LTIP may be granted at any date during the year that the board of the Company determine and may even occur more than once a year. The board is required to determine an LTIP award value and this will be converted to a share amount based on the closing price of the Company shares on the JSE on the last business day prior to the date of grant.

The main performance conditions in terms of the LTIP issued in 2007 are:

  up to 40 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by an adjusted earnings per share compared to a planned adjusted earnings per share over the performance period;
  up to 30 percent of an award will be dependent on the achievement of strategic performance measures which will be set by the Remuneration Committee; and
  three year's service is required.

The main performance conditions in terms of the LTIP issued in 2008, 2009 and 2010 are:

  up to 30 percent of an award will be determined by the performance of total shareholder returns compared with that of a group of comparative gold-producing companies;
  up to 30 percent of an award will be determined by real growth (above US inflation) in adjusted earnings per share over the performance period;
  up to 40 percent of an award will be dependent on the achievement of strategic performance measures which will be set by the Remuneration Committee; and
  three-year's service is required.

During 2010 a total of 84,922 common shares were issued in terms of the LTIP rules.

During 2008, additional LTIP awards were made to all scheme participants as a result of the rights offer to ordinary shareholders. The award was made in terms of the anti-dilution provision of the original grant. Employees did not receive any benefit in excess of the original grant value and no additional compensation cost was recognized.

For awards made, the following information is presented:

Award date (unvested awards and awards vested during the year)	2010	2009	2008	2007
Calculated fair value (Rand per share)	280.90	293.99	267.05	322.00
Vesting date	February 24, 2013	February 18, 2012	January 1, 2011	January 1, 2010
Expiry date	February 23, 2020	February 17, 2019	December 31, 2017	December 31, 2016

A summary of time and performance related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	1,264
Granted	632
Exercised	(85)
Forfeited (terminations)	(211)

Outstanding at December 31, 2010	1,600

Exercisable at December 31, 2010	85

LTIP awards are issued with no exercise price.

A summary of the salient features of the LTIP is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	522	387	250
Intrinsic value of awards exercised (R millions)	26	22	11
Weighted average remaining contractual term (years)	7	7	8

Compensation expense related to BSP and LTIP awards recognized ($ millions)	45	27	20
As at December 31, the unrecognized compensation cost related to unvested awards of the BSP and LTIP plans amounted to ($ millions)	23	18	12
Unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately (years)	2	2	2

Employee Share Ownership Plan (“ESOP”)

On December 12, 2006, AngloGold Ashanti announced the finalization of the Bokamoso Employee Share Ownership Plan (Bokamoso ESOP) for employees of the South African operations. The Bokamoso ESOP creates an opportunity for AngloGold Ashanti and the unions to ensure a closer alignment of the interest between South African based employees and the Company. Participation is restricted to those employees not eligible for participation in any other South African share incentive plan.

In order to facilitate these transactions the Company established a trust to acquire and administer the ESOP shares. AngloGold Ashanti allotted and issued free ordinary shares to the trust and also created, allotted and issued E ordinary shares to the trust for the benefit of employees. The Company also undertook an empowerment transaction with a Black Economic Empowerment investment vehicle, Izingwe Holdings (Proprietary) Limited (“Izingwe”) during 2006 and created, allotted and issued E ordinary shares to Izingwe. The key terms of the E ordinary share are:

  AngloGold Ashanti will have the right to cancel the E ordinary shares, or a portion of them, in accordance with the ESOP and Izingwe cancellation formula, respectively;
  the E ordinary shares will not be listed;
  the E ordinary shares which are not cancelled will be converted into ordinary shares; and
  the E ordinary shares will each be entitled to receive a cash dividend equal to one-half of the dividend per ordinary share declared by the Company from time to time and a further one-half is included in the calculation of the strike price calculation.

The award of free ordinary shares to employees

The fair value of each free ordinary share awarded in 2008 was R188 (2007: R306 and 2006: R320). The fair value is equal to the market value at the date-of-grant. Dividends declared and paid to the trust will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. An equal number of shares vests from 2009, and each subsequent year up to expiry date of November 1, 2013.

A summary of time related equity settled compensation scheme showing movement from the beginning of the year to the end of the year, is presented below:

Awards
(000)
Outstanding at January 1, 2010	666
Reallocated	21
Exercised	(231)
Forfeited (terminations)	(21)

Outstanding at December 31, 2010	435

Exercisable at December 31, 2010	-

A summary of the salient features of the award of free ordinary shares under ESOP to employees is presented below:

	2010	2009	2008

Total intrinsic value of awards outstanding at period end (R millions)	142	204	216
Intrinsic value of awards exercised (R millions)	72	58	14
Weighted average remaining contractual term (years)	1	2	3

The Company awarded the right to acquire approximately one AngloGold Ashanti ordinary share for every four free ordinary shares held in the rights offer finalized during July 2008. The benefit to employees was in terms of the anti-dilutive provision of the original grant and no additional compensation cost was recognized.

The award of E ordinary shares to the employees:

The average fair value of the E ordinary shares awarded to employees in 2008 was R13 (2007: R79 and 2006: R105) per share. Dividends declared in respect of the E ordinary shares will firstly be allocated to cover administration expenses of the trust, whereafter it will accrue and be paid to ESOP members, pro rata to the number of shares allocated to them. At each anniversary over a five year period commencing on the third anniversary of the original 2006 award, the Company will cancel the relevant number of E ordinary shares as stipulated by a cancellation formula. Any E ordinary shares remaining in the tranche will be converted to ordinary shares for the benefit of the employees. All unexercised awards will be cancelled on May 1, 2014.

The value of each share granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected term of the option award and stock price volatility. These estimates involve inherent uncertainties and the application of management judgment. In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest. As a result, if other assumptions had been used, the Company's recorded compensation expense could have been different from that reported.

The Black-Scholes option-pricing model used the following assumptions, at grant date:

	2008	2007	2006
Risk-free interest rate	7.00%	7.00%	7.00%
Dividend yield	1.39%	2.06%	2.30%
Volatility factor of market share price	35.00%	33.00%	36.00%

A summary of E ordinary shares, awarded to employees, showing movement from the beginning of the year to the end of the year, is presented below:

		Weighted-
		average
	Options	exercise price
	(000)	R
Outstanding at January 1, 2010	2,395	347
Reallocated	69	361
Forfeited (terminations)	(69)	354
Cancelled	(709)	354

Outstanding at December 31, 2010	1,686	366

Exercisable at December 31, 2010	-	-

	A summary of the salient features of the award of E ordinary shares to employees is presented below:

		2010	2009	2008

	Total intrinsic value of awards outstanding at period end (R millions) (1)	-	-	-
	Intrinsic value of awards exercised (R millions) (2)	-	-	-
	Weighted average remaining contractual term (years)	1	2	3

	Compensation expense related to the ESOP scheme recognized ($ millions)	12	12	14
	As at December 31, the unrecognized compensation cost related to unvested awards of the ESOP scheme amounted to ($ millions)	8	16	14
	Unrecognized compensation cost is expected to be recognized over the remaining scheme term of (years)	3	4	5

(1)	The options outstanding at December 31, 2010, 2009 and 2008 had no intrinsic value as the share price at year end was lower than the weighted average exercise price.
(2)	Less than R1 million.

Weighted average exercise price is calculated as the initial grant price of R288 plus interest factor less dividend apportionment. This value will change on a monthly basis.

In addition to the above share scheme expenses relating to the Bokamoso ESOP plan, the Company awarded the right to acquire approximately one AngloGold Ashanti ordinary share for every four E ordinary shares held in the rights offer finalized during July 2008. The benefit to employees was in excess of the anti-dilution provision of the original grant and additional compensation cost was recognized. The fair value at grant date of these rights awarded to Bokamoso was calculated at R76 per right. The income statement charge relating to the rights offer to Bokamoso participants was $6 million in 2008. As the rights were issued as fully vested, the expense was recorded immediately.

Cash Settled Share Incentive Scheme

Ghana Employee Share Ownership Plan (“Ghana ESOP”)

A memorandum of understanding was signed with the Ghanaian employees on April 28, 2009 to introduce the Ghana ESOP under defined rules.

In terms of the rules of the scheme, every eligible employee is entitled to 20 AngloGold Ashanti Limited share appreciation rights (“phantom shares”), which will be paid out in four equal tranches, commencing May 2009 and ending in May 2012.

The value of the rights are equal to the value of AngloGold Ashanti Limited American Depositary receipts (“ADR's”) as listed on the New York Stock Exchange, converted into Ghanaian Cedis at the prevailing US dollar exchange rate.

The share price on the day of issue as of April 29, 2009 was $32.15, whilst the share price used in the payment of the first tranche was $28.46 per share. The share price used in the payment of the second tranche in 2010 was $39.50 per share.

The award of share appreciation rights to employees

A summary of share appreciation rights showing movement from the beginning of the year to the end of the year, is presented below:
		Number of Rights
		(000)
Outstanding at January 1, 2010		75
Exercised		(25)
Forfeited (terminations)		(1)
Rights outstanding at December 31, 2010		49
Rights exercisable at December 31, 2010		-

	2010	2009
	$	$

Compensation expense related to Ghana ESOP scheme recognized ($ millions)	2	2

The liability recognized in the consolidated balance sheet in respect of unexercised rights was as follows	2	1